Other Financial Assets	12 Months Ended
Jan. 31, 2026
Text block [abstract]
Other Financial Assets
7.	OTHER FINANCIAL ASSETS
The Company’s other financial assets were as follows, as at:

	January 31, 2026	January 31, 2025
		Reclassified (Note 2)
Restricted investments [a]	$16.2	$14.7
Derivative financial instruments	32.0	27.3
Advances to suppliers	37.4	30.2
Other	38.0	36.5
Total other financial assets	$123.6	$108.7
Current	60.7	82.1
Non-current [b]	62.9	26.6
Total other financial assets	$123.6	$108.7
[a]
The restricted investments are publicly traded bonds that can only be used for severance payments and pension costs associated with Austrian pension plans, and are not available for general corporate use.
[b]
The
non-current
portion is mainly attributable to derivative financial instruments, restricted investments and other advances to suppliers.